Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accounts payable	$ 238,490	$ 207,947	$ 329,655
Payable for acquisition of property and equipment	199,562
Credit cards payables	32,811	22,897	49,019
Sales tax payable	12,375	21,636	20,050
Property tax payable	50,724	102,483	97,206
Accrued expenses	20,759	65,042
Accounts payable and accrued liabilities	$ 554,721	$ 420,005	$ 495,930